ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of costs and accumulated amortization of acquired intangible assets

	As of December 31,
	2011	2012
Intangible assets not subject to amortization:
Domain name	562	567
Intangible assets subject to amortization:
Customer relationship	3,958	3,999
Operating licenses	1,458	1,004
Complete technology	2,908	2,938
Contract backlog	299	302
Non-compete agreement	272	275
Content copyright	20	20
Partnership agreement	3,349	3,384
Total intangible assets	12,826	12,489
Less: Accumulated amortization
Customer relationship	(2,201)	(2,878)
Operating licenses	(967)	(516)
Complete technology	(1,093)	(1,611)
Contract backlog	(299)	(302)
Non-compete agreements	(198)	(250)
Content copyright	(20)	(20)
Partnership agreement	(562)	(1,271)
Accumulated amortization	(5,340)	(6,848)
Less: Accumulated impairment
Domain name	(36)	(36)
Customer relationship	(113)	(114)
Operating licenses	(473)	(478)
Non-compete agreements	(9)	(9)
Accumulated impairment	(631)	(637)
Intangible assets, net	6,855	5,004